Bank borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of bank borrowings

At December 31, 2025 and June 30, 2026, bank borrowings consisted of the following:

	Term of	Annual	December 31	June 30
	repayments	interest rate	2025	2026
			S$’000	S$’000
Property loan (secured)	Within 27 years	3.75% (Dec 2025) 1.45% (June 2026)	398	392
Total:			398	392

Representing: -
Within 12 months			10	11
Between 2 – 3 years			11	30
Over 3 – 5 years			35	29
Over 5 years			342	322
			398	392